Fair value measurements - Schedule of Public and Private Warrants Measured at Fair Value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Earnings	$ 0	$ 116,863	$ 67,873
Warrant Liabilities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance, fair value measurement	20,015	56,478
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Earnings	34,102	(36,463)
Ending balance, fair value measurement	54,117	20,015	56,478
Public Warrant Liability | Level 1 | Warrant Liabilities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance, fair value measurement	12,960	35,200
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Earnings	18,439	(22,240)
Ending balance, fair value measurement	31,399	12,960	35,200
Private Placement Warrants | Level 3 | Warrant Liabilities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance, fair value measurement	7,055	21,278
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Earnings	15,663	(14,223)
Ending balance, fair value measurement	$ 22,718	$ 7,055	$ 21,278